Reinhart Mid Cap PMV Fund
Schedule of Investments
February 28, 2026 (Unaudited)

COMMON STOCKS - 96.1%	Shares	Value
Communication Services - 2.8%
Live Nation Entertainment (a)	16,395	$2,658,285

Consumer Discretionary - 7.5%
Duolingo, Inc. (a)	8,975	906,475
LKQ	61,910	2,049,840
Marriott International, Inc. - Class A	3,580	1,223,394
Tapestry, Inc.	18,190	2,827,999
		7,007,708

Consumer Staples - 11.2%
BJ's Wholesale Club Holdings (a)	19,940	1,969,873
Coca-Cola Consolidated, Inc.	16,930	3,426,632
Dollar General Corp.	19,875	3,105,270
Sprouts Farmers Market (a)	26,265	1,940,195
		10,441,970

Energy - 2.1%
Baker Hughes, Class A	29,460	1,922,560

Financials - 24.5%
Affiliated Managers Group	10,370	3,175,087
American Financial Group	16,435	2,185,526
BOK Financial	10,921	1,372,988
F&G Annuities & Life, Inc.	2,389	54,111
Fidelity National Financial	44,790	2,368,495
Fidelity National Information Services	27,320	1,392,227
First Citizens BancShares - Class A	981	1,862,085
Intercontinental Exchange	14,530	2,384,809
LPL Financial Holdings	7,690	2,309,922
M&T Bank	9,530	2,067,820
Progressive	4,867	1,039,883
White Mountains Insurance Group	1,248	2,771,197
		22,984,150

Health Care - 5.2%
Encompass Health	24,562	2,649,749
Lantheus Holdings (a)	29,805	2,232,692
		4,882,441

Industrials - 24.2%
A O Smith Corp.	40,670	3,172,260
Acuity, Inc.	6,235	1,880,414
Allison Transmission Holdings	14,470	1,813,091
Insperity	74,980	1,665,306
Landstar System, Inc.	11,515	1,876,369
Paycom Software, Inc.	20,145	2,534,845
Sensata Technologies Holding	68,500	2,557,790
SS&C Technologies Holdings	25,615	1,928,553
TransUnion	39,200	3,079,160
U-Haul Holding, Series N	44,840	2,114,655
		22,622,443

Information Technology - 7.3%
Cognizant Technology Solutions - Class A	22,935	1,477,702
Keysight Technologies, Inc. (a)	9,455	2,905,805
Microchip Technology, Inc.	32,515	2,426,920
		6,810,427

Materials - 2.2%
Eagle Materials	9,275	2,075,745

Real Estate - 6.3%
Americold Realty Trust - REIT	103,710	1,388,677
Camden Property Trust - REIT	19,595	2,122,922
Rexford Industrial Realty - REIT	64,375	2,412,131
		5,923,730

Utilities - 2.8%
Xcel Energy, Inc.	31,665	2,639,594
TOTAL COMMON STOCKS (Cost $69,458,911)		89,969,053

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 4.1%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.60% (b)	3,866,135	3,866,135
TOTAL MONEY MARKET FUNDS (Cost $3,866,135)		3,866,135

TOTAL INVESTMENTS - 100.2% (Cost $73,325,046)		93,835,188
Liabilities in Excess of Other Assets - (0.2)%		(146,973)
TOTAL NET ASSETS - 100.0%		$93,688,215

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

Reinhart Mid Cap PMV Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$89,969,053	$–	$–	$89,969,053
Money Market Funds	3,866,135	–	–	3,866,135
Total Investments	$93,835,188	$–	$–	$93,835,188

Refer to the Schedule of Investments for further disaggregation of investment categories.